Profit Interest Units of SIS Holdings LP (Details) - Schedule of activity in PIU awards granted by SIS Holdings to employees of Appgate - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of activity in PIU awards granted by SIS Holdings to employees of Appgate [Abstract]
Outstanding at beginning, Number of units	261,759	273,027
Outstanding at beginning, Weighted- average grant date fair value	$ 87.13	$ 86.21
Granted. Number of units		14,000
Granted, Weighted- average grant date fair value		$ 104.69
Forfeited, Number of units	(8,375)	(25,268)
Forfeited, Weighted- average grant date fair value	$ (87.32)	$ (86.94)
Outstanding at ending, Number of units	253,384	261,759
Outstanding at ending, Weighted- average grant date fair value	$ 87.12	$ 87.13